Net Loss per Share	12 Months Ended
Dec. 31, 2018
Net Loss per Share
16.	Net Loss per Share

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the year ended December 31,
	2016	2017	2018
Numerator:	RMB	RMB	RMB
Net loss attributable to Gridsum Holding Inc.	(98,574)	(238,996)	(521,325)
Accretion to convertible redeemable preferred share redemption value—A	(1,033)	—	—
Accretion to convertible redeemable preferred share redemption value—A-1	(830)	—	—
Accretion to convertible redeemable preferred share redemption value—B	(6,573)	—	—
Accretion to convertible redeemable preferred share redemption value—C	(8,289)	—	—
Cumulative dividend to convertible redeemable preferred shareholders—A	(2,571)	—	—
Cumulative dividend to convertible redeemable preferred shareholders—A-1	(1,837)	—	—
Cumulative dividend to convertible redeemable preferred shareholders—B	(8,582)	—	—

Numerator for basic and diluted net loss per share	(128,289)	(238,996)	(521,325)

Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	15,054,865	30,243,250	30,827,600
Net loss per share attributable to Gridsum’s ordinary shareholders—Basic and diluted	(8.52)	(7.90)	(16.91)

Basic net loss per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. For the years ended December 31, 2016, 2017 and 2018, options to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net loss per share was 2,158,602, 1,605,961 and 2,754,327 on a weighted average basis, respectively. For the years ended December 31, 2016, 2017 and 2018, the Series A, Series A-1, Series B and Series C Preferred Shares of nil, nil and nil, respectively, on a weighted average basis were also antidilutive and excluded from the calculation of diluted net loss per share. For the years ended December 31, 2016, 2017 and 2018, the conversion shares from the Group’s convertible note of nil, nil and 4,080,084, respectively, on a weighted average basis were also antidilutive and excluded from the calculation of diluted net loss per share.